UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 100	$ 15,110	$ 2,773,001	$ (32,074)	$ (12,334,229)	$ (8,096)	$ (9,586,108)
Beginning balance, shares at Dec. 31, 2023	1,000,000	151,096,262
Dividend					(94,372)		(94,372)
Foreign currency translation adjustment				75,809		(1)	75,808
Net loss for the period					(120,327)	(2,743)	(123,070)
Ending balance, value at Mar. 31, 2024	$ 100	$ 15,110	2,773,081	43,735	(12,548,928)	(10,840)	(9,727,742)
Ending balance, shares at Mar. 31, 2024	1,000,000	151,096,262
Beginning balance, value at Dec. 31, 2023	$ 100	$ 15,110	2,773,001	(32,074)	(12,334,229)	(8,096)	(9,586,108)
Beginning balance, shares at Dec. 31, 2023	1,000,000	151,096,262
Net loss for the period							90,327
Ending balance, value at Jun. 30, 2024	$ 100	$ 15,110	2,773,081	61,021	(12,429,109)	(10,926)	(9,590,723)
Ending balance, shares at Jun. 30, 2024	1,000,000	151,096,262
Beginning balance, value at Mar. 31, 2024	$ 100	$ 15,110	2,773,081	43,735	(12,548,928)	(10,840)	(9,727,742)
Beginning balance, shares at Mar. 31, 2024	1,000,000	151,096,262
Dividend					(94,372)		(94,372)
Foreign currency translation adjustment				17,286		708	17,994
Net loss for the period					214,191	(794)	213,397
Ending balance, value at Jun. 30, 2024	$ 100	$ 15,110	2,773,081	61,021	(12,429,109)	(10,926)	(9,590,723)
Ending balance, shares at Jun. 30, 2024	1,000,000	151,096,262
Beginning balance, value at Dec. 31, 2024	$ 100	$ 15,110	2,773,081	(173,365)	(12,706,094)	(13,714)	(10,104,882)
Beginning balance, shares at Dec. 31, 2024	1,000,000	151,096,262
Dividend					(94,372)		(94,372)
Foreign currency translation adjustment				(25,836)		196	(25,640)
Net loss for the period					(250,765)		(250,765)
Ending balance, value at Mar. 31, 2025	$ 100	$ 15,110	2,773,081	(199,201)	(13,051,231)	(13,518)	(10,475,659)
Ending balance, shares at Mar. 31, 2025	1,000,000	151,096,262
Beginning balance, value at Dec. 31, 2024	$ 100	$ 15,110	2,773,081	(173,365)	(12,706,094)	(13,714)	(10,104,882)
Beginning balance, shares at Dec. 31, 2024	1,000,000	151,096,262
Net loss for the period							(512,137)
Ending balance, value at Jun. 30, 2025	$ 100	$ 15,110	2,773,081	(402,155)	(13,406,975)	(13,724)	(11,034,563)
Ending balance, shares at Jun. 30, 2025	1,000,000	151,096,262
Beginning balance, value at Mar. 31, 2025	$ 100	$ 15,110	2,773,081	(199,201)	(13,051,231)	(13,518)	(10,475,659)
Beginning balance, shares at Mar. 31, 2025	1,000,000	151,096,262
Dividend					(94,372)		(94,372)
Foreign currency translation adjustment				(202,954)		(206)	(203,160)
Net loss for the period					(261,372)		(261,372)
Ending balance, value at Jun. 30, 2025	$ 100	$ 15,110	$ 2,773,081	$ (402,155)	$ (13,406,975)	$ (13,724)	$ (11,034,563)
Ending balance, shares at Jun. 30, 2025	1,000,000	151,096,262